Intangible Assets - Estimated Remaining Weighted Average Amortization Periods for Definite Lived Intangible Assets (Detail) - Remaining weighted average [member]	12 Months Ended
Mar. 31, 2021
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	176 months
Technology [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	45 months
Software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	20 months